Shareholders’ Equity (Details)			12 Months Ended
	Apr. 16, 2024	Dec. 18, 2023 $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares	Nov. 09, 2022 shares
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized							1,000,000,000,000	1,000,000,000,000	1,000,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)							$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary share, shares issued							62,443,750	62,443,750	60,000,000
Convertible shares		1
Share split description	1-to-2,000
Dividends declared (in Dollars) | $
Declared constructive dividend					$ 1,088,580	$ 138,674
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized							900,000,000,000	900,000,000,000	900,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)							$ 0.00000005	$ 0.00000005	$ 0.00000005
Redesignated share		20,000
Ordinary share, shares issued							45,633,750	45,633,750	40,000,000
Voting rights per ordinary share		one
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized							100,000,000,000	100,000,000,000	100,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)							$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary share, allotted		10,000
Ordinary share, shares issued							16,810,000	16,810,000	20,000,000
Voting rights per ordinary share		fifteen
Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares issued										10,000
Share split description	the Company effected a share split at a ratio of 1-to-2,000. As a result of the share split, the authorized share capital of the Company was changed to US$50,000 divided into (i) 900,000,000,000 Class A Ordinary Shares of par value of US$0.00000005 each and (ii) 100,000,000,000 Class B Ordinary Shares of par value of US$0.00000005 each. As a result, a total of 40,000,000 Class A Ordinary Shares and 20,000,000 Class B Ordinary Shares were issued after the share split as of the date hereof.
Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, shares authorized							500,000,000	500,000,000
Ordinary share, par value (in Dollars per share) | $ / shares								$ 0.0001
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Item]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary share, shares issued		10,000